Note 14 - Employee Incentive Schemes (Details Textual) - AUD ($)			12 Months Ended				24 Months Ended
	May 27, 2022	Apr. 20, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expense				$ 198,356	$ 319,402
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number			11,650,300	12,406,300			11,650,300	12,406,300
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in shares)							0	0
Selling, General and Administrative Expenses [Member]
Share-Based Payment Arrangement, Expense			$ 142,130
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross			0	0
Share-Based Payment Arrangement, Expense			$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Shares Issued upon Exercise				1				1
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period				10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period				3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number			11,650,300				11,650,300
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total				$ 0	$ 0			$ 0
Restricted Stock [Member]
Share Based Compensation, Shares Granted to Employees Annually, Value Per Employee						$ 1,000
Share Based Compensation Arrangement by Share Based Payment, Award Trading Limitation Period						3 years
Performance Shares [Member]
Share-Based Payment Arrangement, Expense			$ 198,356	$ 319,402
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period			525,000	1,555,555
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period				525,000
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount			$ 5,158,773	$ 5,357,072			$ 5,158,773	$ 5,357,072
Performance Shares [Member] | Select Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period				805,000
Performance Shares [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period			4 years
Viburnum Funds Pty Ltd [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	1,000,000	3,840,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period		3 years
Viburnum Funds Pty Ltd [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross			0	3,840,000